Expense Example - FidelityGrowthCompanyFund-RetailPRO - FidelityGrowthCompanyFund-RetailPRO - Fidelity Growth Company Fund - Fidelity Growth Company Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653